Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001930510
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41678
Entity Registrant Name	VCI Global Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 33.03 of Level 33, Menara Exchange 106
Entity Address, Address Line Two	Lingkaran TRX
Entity Address, Address Line Three	Tun Razak Exchange
Entity Address, Postal Zip Code	55188
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Title of 12(b) Security	Ordinary Shares
Trading Symbol	VCIG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	26,310,352
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of VCI Global Limited and its subsidiaries (collectively the “Company”) as of December 31, 2024, and the related consolidated statements of profit or loss and other comprehensive income/(loss), changes in equity and cash flows in each of the years in the two-year period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”), before the effects of the adjustments to retrospectively reflect the effects of change in presentation currency described in Note 2. In our opinion, the financial statements, before the effects of the adjustments to retrospectively reflect the effects of change in presentation currency described in Note 2, present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows in each of the years in the two-year period ended December 31, 2024, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board (the 2024 financial statements before the effects of the adjustments discussed in Note 2 are not presented herein).

Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 33.03 of Level 33, Menara Exchange 106
Entity Address, Address Line Two	Lingkaran TRX
Entity Address, Address Line Three	Tun Razak Exchange
Entity Address, Postal Zip Code	55188
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Contact Personnel Name	Ang Zhi Feng
City Area Code	+603
Local Phone Number	7717 3089
Contact Personnel Email Address	finance@v-capital.co